SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of intangible assets with indefinite useful life [Table Text Block]
Patents - 5 years
Rights - 2 years

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Building	– 4% declining-balance
Production equipment	– 20% declining-balance
Vehicles	– 30% declining-balance
Leasehold improvements	– 5 year straight-line